STRUCTURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
STRUCTURE OF THE BUSINESS	STRUCTURE OF THE BUSINESS
On May 10, 2024, Crescent Point Energy Corp. changed its name to Veren Inc. (the "Company" or "Veren"). The principal undertaking of Veren and its subsidiaries is to carry on the business of acquiring, developing and holding interests in petroleum and natural gas properties.
Veren was amalgamated in Alberta, Canada under the Business Corporations Act (Alberta). The address of the principal place of business is 2000, 585 - 8th Ave S.W., Calgary, Alberta, Canada, T2P 1G1.
These annual consolidated financial statements were approved and authorized for issue by the Company's Board of Directors on February 26, 2025.